Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventories	The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:
	December 31,
	2022	2023
Lubricants	$617	$414
Bunkers	1,294	543
Total	$1,911	$957